Goodwill, Tradenames and Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of Goodwill by Segment

Goodwill by segment is as follows:

	Birds Eye Frozen	Duncan Hines Grocery	Specialty Foods	Total
Balance, December 30, 2012	$527,069	$740,465	$173,961	$1,441,495

Balance, September 29, 2013	$527,069	$740,465	$173,961	$1,441,495

Goodwill by segment is as follows:

	Birds Eye Frozen	Duncan Hines Grocery	Specialty Foods	Total
Balance, December 26, 2010	$578,769	$740,465	$245,161	$1,564,395
Impairments	(51,700)	—	(71,200)	(122,900)

Balance, December 25, 2011	$527,069	$740,465	$173,961	$1,441,495

Balance, December 30, 2012	$527,069	$740,465	$173,961	$1,441,495

Schedule of Tradenames by segment

Tradenames by segment are as follows:

	Birds Eye Frozen	Duncan Hines Grocery	Specialty Foods	Total
Balance, December 30, 2012	$796,680	$771,312	$36,000	$1,603,992

Balance, September 29, 2013	$796,680	$771,312	$36,000	$1,603,992

Tradenames by segment are as follows:

	Birds Eye Frozen	Duncan Hines Grocery	Specialty Foods	Total
Balance, December 26, 2010	$821,580	$772,232	$36,000	$1,629,812
Impairments	(24,900)	(400)	—	(25,300)

Balance, December 25, 2011	$796,680	$771,832	$36,000	$1,604,512

Impairments	—	(520)	—	(520)

Balance, December 30, 2012	$796,680	$771,312	$36,000	$1,603,992

Schedule of Other Assets

Other Assets

	September 29, 2013
	Weighted Avg Life	Gross Carrying Amount	Accumulated Amortization	Net
Amortizable intangibles
Recipes	10	$52,810	$(34,326)	$18,484
Customer relationships—Distributors	36	125,746	(32,919)	92,827
Customer relationships—Food Service	7	36,143	(34,438)	1,705
Customer relationships—Private Label	7	9,214	(8,942)	272
License	7	4,875	(2,812)	2,063

Total amortizable intangibles		$228,788	$(113,437)	$115,351
Deferred financing costs		35,988	(20,181)	15,807
Financial instruments		25,065	—	25,065
Other (1)		5,200	—	5,200

Total other assets, net				$161,423

	Amortizable intangibles by segment
	Birds Eye Frozen			$64,884
	Duncan Hines Grocery			45,034
	Specialty Foods			5,433

				$115,351

	December 30, 2012
	Weighted Avg Life	Gross Carrying Amount	Accumulated Amortization	Net
Amortizable intangibles
Recipes	10	$52,810	$(30,365)	$22,445
Customer relationships—Distributors	36	125,746	(28,791)	96,955
Customer relationships—Food Service	7	36,143	(31,882)	4,261
Customer relationships—Private Label	7	9,214	(8,533)	681
License	7	4,875	(2,250)	2,625

Total amortizable intangibles		$228,788	$(101,821)	$126,967
Deferred financing costs		59,486	(35,306)	24,180
Other (1)		4,411	—	4,411

Total other assets, net				$155,558

	Amortizable intangibles by segment
	Birds Eye Frozen			$69,581
	Duncan Hines Grocery			48,806
	Specialty Foods			8,580

				$126,967

(1)	As of September 29, 2013 and December 30, 2012, Other primarily consists of security deposits.

Other Assets

	December 30, 2012
	Weighted Avg Life	Gross Carrying Amount	Accumulated Amortization	Net
Amortizable intangibles
Recipes	10	$52,810	$(30,365)	$22,445
Customer relationships—Distributors	36	125,746	(28,791)	96,955
Customer relationships—Foodservice	7	36,143	(31,882)	4,261
Customer relationships—Private Label	7	9,214	(8,533)	681
License	7	4,875	(2,250)	2,625

Total amortizable intangibles		$228,788	$(101,821)	$126,967
Deferred financing costs		59,486	(35,306)	24,180
Other (1)		4,411	—	4,411

Total other assets, net				$155,558

	Amortizable intangibles by segment
	Birds Eye Frozen			$69,581
	Duncan Hines Grocery			48,806
	Specialty Foods			8,580

				$126,967

	December 25, 2011
	Weighted Avg Life	Gross Carrying Amount	Accumulated Amortization	Net
Amortizable intangibles
Recipes	10	$52,810	$(25,084)	$27,726
Customer relationships—Distributors	36	125,746	(22,947)	102,799
Customer relationships—Foodservice	7	36,143	(28,472)	7,671
Customer relationships—Private Label	7	9,214	(7,989)	1,225
License	7	4,875	(1,500)	3,375

Total amortizable intangibles		$228,788	$(85,992)	$142,796
Deferred financing costs		77,112	(46,228)	30,884
Financial instruments (see note 11)		1,335	—	1,335
Other (1)		3,834	—	3,834

Total other assets, net				$178,849

	Amortizable intangibles by segment
	Birds Eye Frozen			$76,054
	Duncan Hines Grocery			53,948
	Specialty Foods			12,794

				$142,796

(1)	As of December 30, 2012 and December 25, 2011, Other consists of security deposits.

Schedule of Deferred Financing Cost Activity

The following summarizes deferred financing cost activity:

	Gross Carrying Amount	Accumulated Amortization	Net
Balance, December 30, 2012	$59,486	$(35,306)	$24,180
2013—Additions	7,730	—	7,730
Amortization	—	(3,378)	(3,378)
Write off	(31,228)	18,503	(12,725)

Balance, September 29, 2013	$35,988	$(20,181)	$15,807

The following summarizes deferred financing cost activity:

	Gross Carrying Amount	Accumulated Amortization	Net
Balance, December 25, 2011	$77,112	$(46,228)	$30,884
2012—Additions	9,972	—	9,972
—Amortization	—	(8,585)	(8,585)
—Write Off	(27,598)	19,507	(8,091)

Balance, December 30, 2012	$59,486	$(35,306)	$24,180